Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
Our practice is to grant annual equity awards at the Compensation Committee meeting held in the fourth quarter of each year. These annual equity awards currently consist of restricted stock awards and stock options granted to our directors, executive officers and selected employees under our effective incentive compensation plans. The Compensation Committee or our Board of Directors may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant, such as grants to new hires. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Our practice is to grant annual equity awards at the Compensation Committee meeting held in the fourth quarter of each year. These annual equity awards currently consist of restricted stock awards and stock options granted to our directors, executive officers and selected employees under our effective incentive compensation plans. The Compensation Committee or our Board of Directors may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant, such as grants to new hires.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false